Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 34,109	$ 30,448
Accounts receivable-net	62,714	60,656
Prepaid expenses and other current assets	27,827	22,572
Current deferred income taxes	11,367	10,529
Total current assets	136,017	124,205
Fixed assets-net	340,376	237,157
Goodwill	997,344	947,371
Other intangibles-net	432,580	453,117
Deferred income taxes	132	1,814
Other assets	9,659	7,500
Total assets	1,916,108	1,771,164
Current liabilities:
Current portion of long-term debt	2,036	4,814
Accounts payable and accrued expenses	97,207	89,033
Deferred revenue	90,563	90,845
Other current liabilities	12,087	8,980
Total current liabilities	201,893	193,672
Long-term debt	904,607	794,443
Accrued rent and related obligations	24,944	18,580
Other long-term liabilities	23,717	22,526
Deferred revenue	3,727	3,878
Deferred income taxes	148,880	156,144
Total liabilities	1,307,768	1,189,243
Commitments and contingencies
Redeemable noncontrolling interest	8,126	15,527
Common stock, Class L, value	854,101	772,422
Stockholders' equity (deficit);
Common stock, value	6	6
Additional paid-in capital	150,088	126,932
Treasury stock, at cost		(125)
Accumulated other comprehensive loss	(8,816)	(14,161)
Accumulated deficit	(395,165)	(318,680)
Total stockholders' equity (deficit)	(253,887)	(206,028)
Total liabilities, non-controlling interest, common stock and stockholders' equity (deficit)	$ 1,916,108	$ 1,771,164